Income Taxes - Schedule of Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PP&E and intangible assets	$ 1,450.6	$ 1,764.6
Regulatory assets	(204.1)	(166.3)
Tax pools, deferred financing, and compensation	(138.2)	(453.6)
Other	(161.2)	(209.9)
Valuation allowance	12.0	23.1
Net deferred income tax liabilities	$ 959.1	$ 957.9